Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Oct. 28, 2020	Sep. 30, 2020	[1]	Dec. 31, 2018	[2]
Exercise price of warrants		$ 104.18		$ 104.18
Subsequent Event [Member] | H C Wainwright & Co LLC [Member]
Number of shares issued	1,600,000
Price per share	$ 2.20
Gross proceeds from offering	$ 3,500
Offering expenses	$ 534
Number of shares warrants	94,000
Exercise price of warrants	$ 2.42
Subsequent Event [Member] | H C Wainwright & Co LLC [Member] | Over Allotment Option [Member]
Number of shares issued	200,000

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.